Note 31 - Fees Paid to the Company's Principal Accountant (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of auditor's remuneration [text block]
(all amounts in thousands of U.S. dollars)	Year ended December 31,
	2019	2018	2017
Audit fees	3,846	3,841	3,995
Audit-related fees	50	43	88
Tax fees	7	-	23
All other fees	1	7	30
Total	3,904	3,891	4,136